Related Parties (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 ILS (₪)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Related Parties (Details) [Line Items]
Monthly salary (in New Shekels) | ₪		₪ 70
Monthly salary	$ 19
Co-founders [Member]
Related Parties (Details) [Line Items]
Percentage of ownership			5.00%
Employment expenses			$ 174	$ 71